Franklin Templeton Investments

One Franklin Parkway

San Mateo, CA  944503-1906

February 3, 2011

Filed Via EDGAR (CIK #0000757010)

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

     RE:  Franklin Tax-Free Trust (Registrant)

Franklin Double Tax-Free Income Fund, Franklin Federal Intermediate-Term Tax-Free Income Fund, Franklin Federal Limited-Term Tax-Free Income Fund, Franklin High Yield Tax-Free Income Fund, Franklin Insured Tax-Free Income Fund, Franklin Massachusetts Tax-Free Income Fund, Franklin New Jersey Tax-Free Income Fund

          File Nos. 002-94222 and 811-04149

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of and the Supplements to the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 44 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on January 27, 2011.

Sincerely yours,

FRANKLIN TAX-FREE TRUST

/s/David P. Goss

Vice President

DPG/rs

cc:  Bruce G. Leto, Esq.

Brian E. Lorenz, Esq.